Miller Opportunity Trust
Schedule of Investments (Unaudited)
March 31, 2022

Security	Shares	Value
Common Stocks ― 106.7%
Communication Services ― 7.4%
Interactive Media & Services ― 7.4%
Alphabet Inc., Class A Shares *(a)	30,000	$83,440,500
Meta Platforms Inc., Class A Shares *(a)	280,000	62,260,800
Total Interactive Media & Services		145,701,300
Total Communication Services		145,701,300
Consumer Discretionary ― 30.7%
Automobiles ― 2.6%
General Motors Co. *	1,150,000	50,301,000
Diversified Consumer Services ― 1.8%
WW International Inc. *	3,400,000	34,782,000
Hotels, Restaurants & Leisure ― 4.2%
Norwegian Cruise Line Holdings Ltd. * (a)	3,800,000	83,144,000
Household Durables ― 5.6%
Taylor Morrison Home Corp. *	2,300,000	62,606,000
Tupperware Brands Corp. * (b)	2,400,000	46,680,000
Total Household Durables		109,286,000
Internet & Direct Marketing Retail ― 11.4%
Alibaba Group Holding Ltd. ― ADR *	675,000	73,440,000
Amazon.com Inc. *(a)	30,000	97,798,500
Farfetch Ltd., Class A Shares *(a)	2,650,000	40,068,000
Stitch Fix Inc., Class A Shares *(a)	1,300,000	13,091,000
Total Internet & Direct Marketing Retail		224,397,500
Leisure Products ― 3.7%
Mattel Inc. * (a)	3,300,000	73,293,000
Textiles, Apparel & Luxury Goods ― 1.4%
Canada Goose Holdings Inc. *(a)	1,050,000	27,646,500
Total Consumer Discretionary		602,850,000
Consumer Staples ― 2.6%
Personal Products ― 2.6%
Herbalife Nutrition Ltd.*	1,650,000	50,094,000
Total Consumer Staples		50,094,000
Energy ― 10.7%
Oil, Gas & Consumable Fuels ― 10.7%
Diamondback Energy Inc.	450,000	61,686,000
Energy Transfer LP	4,600,000	51,474,000
Ovintiv Inc. (a)	1,800,000	97,326,000
Total Oil, Gas & Consumable Fuels		210,486,000
Total Energy		210,486,000
Financials ― 13.6%
Banks ― 5.2%
Bank of America Corp.	400,000	16,488,000
Citigroup Inc	750,000	40,050,000
JPMorgan Chase & Co. *(a)	340,000	46,348,800
Total Banks		102,886,800
Capital Markets ― 2.5%
Coinbase Global Inc., Class A Shares *	260,000	49,363,600
Consumer Finance ― 5.9%
Capital One Financial Corp.	300,000	39,387,000
OneMain Holdings Inc. (a)	1,225,000	58,077,250
SoFi Technologies Inc. *	1,923,000	18,172,350
Total Consumer Finance		115,636,600
Total Financials		267,887,000

Security				Shares	Value
Health Care ― 16.9%
Biotechnology ― 3.1%
Karuna Therapeutics Inc. *				200,000	$25,358,000.00
Precigen Inc. *				5,343,588	11,274,971
PureTech Health Plc *				9,500,000	24,959,277
Total Biotechnology					61,592,248
Health Care Providers & Services ― 3.8%
Tivity Health Inc. *				2,350,000	75,599,500
Pharmaceuticals ― 10.0%
Bausch Health Cos Inc. *(a)				2,500,000	57,125,000
Green Thumb Industries Inc. *				3,300,000	61,545,000
Teva Pharmaceutical Industries Ltd. ― ADR *				8,200,000	76,998,000
Total Pharmaceuticals					195,668,000
Total Health Care					332,859,748
Industrials ― 9.0%
Airlines ― 3.3%
Delta Air Lines Inc. *(a)				1,650,000	65,290,500
Commercial Services & Supplies ― 3.7%
ADT Inc. (a)				9,500,000	72,105,000
Total Commercial Services & Supplies					72,105,000
Road & Rail ― 2.0%
Uber Technologies Inc. *				1,100,000	39,248,000
Total Industrials					176,643,500
Information Technology ― 12.7%
Electronic Equipment, Instruments & Components ― 2.0%
Vontier Corp.				1,550,000	39,354,500
IT Services ― 6.8%
DXC Technology Co. *(a)				2,500,000	81,575,000
Fiserv, Inc. *				515,000	52,221,000
Total IT Services					133,796,000
Software ― 3.9%
Splunk Inc. *				520,000	77,277,200
Total Information Technology					250,427,700
Materials ― 3.0%
Metals & Mining ― 3.0%
Cleveland-Cliffs, Inc. *				1,800,000	57,978,000
Total Materials					57,978,000

Total Common Stocks (Cost ― $1,972,611,333)					2,094,927,248
Investment Fund― 0.2%
Pangaea One, LP(b)(c)(d)					4,719,914
Total Investment Fund (Cost ― $28,409,278)					4,719,914
Purchased Options - 2.9%
Call Options ― 0.9%	Maturity Date	Strike Price	Contracts	Notional
JD.com Inc	Jan. 19, 2024	$75.00	17,000	127,500,000	17,807,500
Uber Technologies Inc.	May. 19, 2023	37.50	274	1,027,500	180,155
Total Call Options (Premiums Paid ― $32,602,509)					17,987,655
Put Option ― 2.0%
iShares 20+ Year Treasury Bond ETF	Jan. 19, 2024	143.00	20,000	286,000,000	39,750,000
Total Put Option (Premiums Paid ― $26,028,646)					39,750,000
Total Purchased Options (Premiums Paid ― $58,631,155)					57,737,655
Warrants ― 0.0%	Expiration Date	Exercise Price		Shares
Alaunos Therapeutics, Inc.*(c)(d)	Jul. 26, 2024	$7.00		3,787,879	123,106
Total Warrants (Cost ― $1,177,758)					123,106
Total Investments ― 109.8% (Cost ― $2,060,829,525)					$2,157,507,923
Liabilities in Excess of Other Assets ― (9.8)%					(192,791,016)
Total Net Assets ― 100.0%					$1,964,716,907

ADR ― American Depositary Receipt
* Non-income producing security.
(a) All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(b) In this instance, as defined in the Investment Company Act of 1940, an "Affiliated Company" represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or outstanding capital for Pangaea One, LP. At March 31, 2022, the total market value of investments in Affiliated Companies was $51,399,914 and the cost was $81,720,607.

(c) Security is valued in good faith in accordance with procedures approved by the Board of Trustees.
(d) Restricted security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of Morgan Stanley International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

1.	Notes to Schedule of Investments (unaudited)

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments.

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). These investments are categorized as Level 1 of the fair value hierarchy. Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent bid and ask prices quoted. Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. These investments are categorized as Level 2 of the fair value hierarchy. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Miller Value Partners, LLC under procedures established by and under the general supervision and responsibility of the Board.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of March 31, 2022:

ASSETS

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments (a)
Common Stocks	$2,094,927,248	$-	$		$2,094,927,248
Investment Fund	-	-		4,719,914	4,719,914
Purchased Options	-	57,737,655		-	57,737,655
Warrant	-	-		123,106	123,106
Total Investments	$2,094,927,248	$57,737,655		$4,843,020	$2,157,507,923

(a) See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment Securities	Investment Fund	Warrant
Balance as of December 31, 2021	$6,386,791	$270,833
Realized gain (loss)	-	-
Purchases	-	-
Sales/Partnership distributions	(441,284)	-
Change in unrealized appreciation (depreciation)	(1,225,593)	(147,727)
Balance as of March 31, 2022:	$4,719,914	$123,106
Change in unrealized appreciation (depreciation) for Level 3 securities held at March 31, 2022	(1,225,593)	(147,727)

The following table summarizes the valuation techniques and unobservable inputs used to determine the fair value of Level 3 investments.

	Fair Value at March 31, 2022	Valuation Technique(s)	Unobservable Input(s)	Range / Weighted Average	Impact to Valuation from an Increase in Input *
Limited Partnership Interests	$4,719,914	NAV of Limited Partnership Interest	Liquidity Discount	25%	Decrease
Warrant	$123,106	Black-Scholes Model	Liquidity Discount	35%	Decrease

*
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

2. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended March 31, 2022:

	Alaunos Therapeutics Inc.	Pangaea One, LP	Shapeways Holdings Inc. [1]	Tivity Health Inc.[1]	Tupperware Brands Corp.	Total
Value at December 31, 2021	$ 270,833	$ 6,386,791	$2,016,637	$79,320,000	$36,696,000	$124,690,261
Purchases	-	-	-	-	-	-
Sales / Partnership Distributions	-	(441,284)	(1,554,504)	(17,939,382)	-	(19,935,170)
Change in Unrealized Gain (Loss)	(147,727)	(1,225,593)	3,419,043	10,773,700	9,984,000	22,803,423
Realized Gain (Loss) on Sales / Distributions	-	-	(3,881,176)	3,445,182	-	(435,994)
Value at March 31, 2022	$123,106	$4,719,914	$ -	$75,599,500	$46,680,000	$127,122,520
Amortization, Dividend, Interest Income

1  Shapeways Holdings Inc. and Tivity Health Inc.were affiliated companies at December 31, 2021 and were no longer affiliated companies at March 31, 2022.

3. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Cost	Fair Value at March 31, 2022	Percent of Net Assets	Open Commitments
Pangaea One, LP1	$28,409,278	$4,719,914	0.2%	$729,365[2]
Alaunos Therapeutics, Inc. (Warrant)[3]	$1,177,758	$123,106	0.0%[4]	N/A

1Acquisition dates were 5/08, 8/08, 10/08, 12/08, 2/09, 5/09, 8/09, 11/09, 3/10, 7/10, 1/11, 2/11, 4/11, 8/11, 10/11, 1/12,4/12, 5/12, 6/12, 8/12, 12/12, 5/13, 6/13, 9/13, 3/14, 8/14 and 10/14.

2 In the normal course of operations, the Fund makes commitments to invest in businesses. At March 31, 2022, the Fund had open commitment of $729,365.

3 Acquisition date was 7/19.

4 Percentage represents less than 0.05%